Share capital – as restated (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of share capital

	2025	2024	2025	2024
	Number	Number	€	€
Ordinary share capital authorized Par value of €.01	100,000,000	100,000,000	1,000,000	1,000,000

Issued and fully paid Par value of €.01	25,000,000	25,000,000	250,000	250,000

Schedule of shares issued and fully paid

Shares Issued and Fully Paid	2025	2024

As of January 1,	25,000,000	20,000,000
Additions	–	5,000,000
As of December 31,	25,000,000	25,000,000